CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
General and administrative expenses	$ 279,513	$ 330,781	$ 652,527	$ 897,543	$ 1,039,142
General and administrative expenses — related party	52,500	30,000	44,000	157,500	74,000
Loss from operations	(332,013)	(360,781)	(696,527)	(1,055,043)	(1,113,142)
Other income:
Income from investments held in Trust Account	861,992	5,727	5,727	993,384	12,561
Net income (loss)	$ 529,979	$ (355,054)	$ (690,800)	$ (61,659)	$ (1,100,581)
Class A ordinary shares
Other income:
Basic weighted average ordinary shares outstanding (in shares)	28,407,000	28,407,000	16,473,466	28,407,000	19,687,130
Diluted weighted average ordinary shares outstanding (in shares)	28,407,000	28,407,000	16,473,466	28,407,000	19,687,130
Earnings per share, Basic	$ 0.02	$ (0.01)	$ (0.03)	$ 0	$ (0.04)
Earnings per share, Diluted	$ 0.02	$ (0.01)	$ (0.03)	$ 0	$ (0.04)
Class B ordinary shares
Other income:
Basic weighted average ordinary shares outstanding (in shares)	6,875,000	6,875,000	6,612,443	6,875,000	6,683,149
Diluted weighted average ordinary shares outstanding (in shares)	6,875,000	6,875,000	6,612,443	6,875,000	6,683,149
Earnings per share, Basic	$ 0.02	$ (0.01)	$ (0.03)	$ 0	$ (0.04)
Earnings per share, Diluted	$ 0.02	$ (0.01)	$ (0.03)	$ 0	$ (0.04)